Consolidated Balance Sheet (Parentheticals) - $ / shares $ / shares in Thousands	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	2,640,418	2,263,403
Common stock, shares outstanding (in shares)	2,263,403	2,242,025
Treasury stock, shares (in shares)	386,165	386,165